Commitments and Contingencies - Additional Information (Detail) € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2018 USD ($) site	Jun. 30, 2018 EUR (€)	Dec. 31, 2017 USD ($)
Loss Contingencies [Line Items]
Number of non owned sites	65
Number of national priority list	15
Number of sites not named as a potentially responsible party (PRP) the company's liability has been resolved or has been deemed de minimis	59
Incurred and claims to be resolved over extended period of time	30 years
Environmental reserves | $	$ 36		$ 35
Guarantees at carrying value | $	424		$ 368
Fiat Chrysler Automobiles N.V.
Loss Contingencies [Line Items]
Other contingencies	$ 231	€ 198